Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.10%
Communication services: 6.90%
Diversified telecommunication services: 0.89%
AT&T Incorporated	182,009	$ 3,318,024
Verizon Communications Incorporated	118,496	4,428,196
		7,746,220
Entertainment: 1.25%
Activision Blizzard Incorporated	68,810	5,009,368
Netflix Incorporated †	11,067	3,230,236
The Walt Disney Company †	24,205	2,578,801
		10,818,405
Interactive media & services: 4.28%
Alphabet Incorporated Class A †	151,253	14,294,921
Alphabet Incorporated Class C †	181,269	17,158,924
Meta Platforms Incorporated Class A †	61,837	5,760,735
		37,214,580
Media: 0.48%
Comcast Corporation Class A	131,517	4,174,350
Consumer discretionary: 10.39%
Automobiles: 2.24%
Ford Motor Company	339,360	4,537,243
Tesla Motors Incorporated †	65,759	14,962,803
		19,500,046
Hotels, restaurants & leisure: 1.02%
Chipotle Mexican Grill Incorporated †	521	780,630
McDonald's Corporation	23,309	6,355,432
Starbucks Corporation	19,432	1,682,617
		8,818,679
Household durables: 1.07%
D.R. Horton Incorporated	57,153	4,393,923
Lennar Corporation Class A	22,830	1,842,381
PulteGroup Incorporated	76,971	3,078,070
		9,314,374
Internet & direct marketing retail: 2.55%
Amazon.com Incorporated †	216,293	22,157,055
Multiline retail: 0.34%
Target Corporation	18,097	2,972,432
Specialty retail: 2.78%
AutoZone Incorporated †	1,249	3,163,567
Lowe's Companies Incorporated	28,250	5,507,338
The Home Depot Incorporated	34,281	10,151,633
Ulta Beauty Incorporated †	12,816	5,374,646
		24,197,184
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  1

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.39%
Nike Incorporated Class B	15,734	$ 1,458,227
Tapestry Incorporated	61,524	1,949,080
		3,407,307
Consumer staples: 6.60%
Beverages: 0.60%
Monster Beverage Corporation †	11,097	1,040,011
PepsiCo Incorporated	10,321	1,874,087
The Coca-Cola Company	39,314	2,352,943
		5,267,041
Food & staples retailing: 2.59%
Costco Wholesale Corporation	22,274	11,170,411
The Kroger Company	133,087	6,293,684
Walmart Incorporated	35,386	5,036,489
		22,500,584
Food products: 1.93%
Archer Daniels Midland Company	74,750	7,249,255
Bunge Limited	46,146	4,554,610
Tyson Foods Incorporated Class A	73,041	4,992,352
		16,796,217
Household products: 1.03%
The Procter & Gamble Company	66,417	8,944,377
Tobacco: 0.45%
Altria Group Incorporated	57,051	2,639,750
Philip Morris International Incorporated	13,899	1,276,623
		3,916,373
Energy: 5.35%
Oil, gas & consumable fuels: 5.35%
Chevron Corporation	63,660	11,516,094
Diamondback Energy Incorporated	46,453	7,298,231
EOG Resources Incorporated	20,088	2,742,414
EQT Corporation	76,716	3,209,797
Exxon Mobil Corporation	161,746	17,923,074
Valero Energy Corporation	30,292	3,803,161
		46,492,771
Financials: 11.04%
Banks: 3.13%
Bank of America Corporation	154,568	5,570,631
Citigroup Incorporated	51,279	2,351,655
JPMorgan Chase & Company	88,754	11,172,354
Regions Financial Corporation	145,704	3,198,203
Signature Bank	4,310	683,264
US Bancorp	99,544	4,225,643
		27,201,750
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Capital markets: 1.56%
Bank of New York Mellon Corporation	56,125	$ 2,363,424
CME Group Incorporated	8,024	1,390,559
Northern Trust Corporation	37,943	3,200,492
The Carlyle Group Incorporated	54,744	1,548,160
The Goldman Sachs Group Incorporated	14,625	5,038,459
		13,541,094
Consumer finance: 0.66%
Capital One Financial Corporation	43,727	4,635,937
Synchrony Financial	32,386	1,151,646
		5,787,583
Diversified financial services: 1.67%
Berkshire Hathaway Incorporated Class B †	49,163	14,507,510
Insurance: 4.02%
Arch Capital Group Limited †	78,035	4,487,013
Everest Reinsurance Group Limited	17,771	5,733,991
Fidelity National Financial Incorporated	23,751	935,314
Lincoln National Corporation	33,965	1,829,695
MetLife Incorporated	103,597	7,584,336
Prudential Financial Incorporated	29,921	3,147,390
Reinsurance Group of America Incorporated	16,030	2,359,135
The Hartford Financial Services Group Incorporated	46,783	3,387,557
W.R. Berkley Corporation	73,796	5,488,946
		34,953,377
Health care: 15.05%
Biotechnology: 2.77%
AbbVie Incorporated	44,838	6,564,283
Exelixis Incorporated †	325,127	5,390,606
Moderna Incorporated †	15,436	2,320,494
United Therapeutics Corporation †	13,957	3,217,507
Vertex Pharmaceuticals Incorporated †	21,198	6,613,776
		24,106,666
Health care equipment & supplies: 1.30%
Abbott Laboratories	60,280	5,964,103
Edwards Lifesciences Corporation †	22,529	1,631,775
Hologic Incorporated †	54,129	3,669,946
		11,265,824
Health care providers & services: 5.33%
AmerisourceBergen Corporation	37,772	5,938,514
CVS Health Corporation	82,467	7,809,625
Elevance Health Incorporated	17,074	9,335,551
McKesson Corporation	17,422	6,783,604
Molina Healthcare Incorporated †	10,921	3,919,110
UnitedHealth Group Incorporated	22,562	12,525,294
		46,311,698
Life sciences tools & services: 0.36%
Thermo Fisher Scientific Incorporated	6,080	3,124,938
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  3

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Pharmaceuticals: 5.29%
Bristol-Myers Squibb Company	120,416	$ 9,328,628
Eli Lilly & Company	8,285	2,999,916
Johnson & Johnson	86,320	15,017,090
Merck & Company Incorporated	88,965	9,003,258
Pfizer Incorporated	207,685	9,667,737
		46,016,629
Industrials: 8.00%
Aerospace & defense: 1.42%
General Dynamics Corporation	24,952	6,233,010
Lockheed Martin Corporation	12,629	6,146,282
		12,379,292
Air freight & logistics: 0.90%
Expeditors International of Washington Incorporated	23,884	2,337,049
FedEx Corporation	25,705	4,119,997
United Parcel Service Incorporated Class B	8,339	1,399,034
		7,856,080
Airlines: 0.59%
Alaska Air Group Incorporated †	115,469	5,133,752
Building products: 0.96%
Builders FirstSource Incorporated †	28,780	1,774,575
Masco Corporation	85,847	3,972,141
Owens Corning Incorporated	30,835	2,639,784
		8,386,500
Commercial services & supplies: 0.72%
Tetra Tech Incorporated	15,715	2,220,215
Waste Management Incorporated	25,771	4,081,353
		6,301,568
Construction & engineering: 0.32%
Quanta Services Incorporated	19,369	2,751,173
Electrical equipment: 1.10%
Acuity Brands Incorporated	22,874	4,198,980
AMETEK Incorporated	12,583	1,631,512
Regal Rexnord Corporation	29,452	3,726,856
		9,557,348
Machinery: 1.39%
AGCO Corporation	24,465	3,037,819
Crane Holdings Company	19,446	1,951,212
Cummins Incorporated	10,933	2,673,228
Parker-Hannifin Corporation	15,117	4,393,303
		12,055,562
Road & rail: 0.35%
CSX Corporation	104,111	3,025,466
Trading companies & distributors: 0.25%
United Rentals Incorporated †	6,789	2,143,355
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Information technology: 26.28%
Communications equipment: 1.09%
Cisco Systems Incorporated	209,223	$ 9,505,001
Electronic equipment, instruments & components: 0.40%
Keysight Technologies Incorporated †	19,765	3,442,075
IT services: 4.83%
Accenture plc Class A	27,259	7,738,830
Amdocs Limited	61,913	5,343,711
Cognizant Technology Solutions Corporation Class A	15,406	959,024
FleetCor Technologies Incorporated †	20,271	3,772,839
MasterCard Incorporated Class A	30,339	9,956,653
PayPal Holdings Incorporated †	27,994	2,339,739
Visa Incorporated Class A	57,332	11,876,897
		41,987,693
Semiconductors & semiconductor equipment: 4.72%
Advanced Micro Devices Incorporated †	27,506	1,652,010
Applied Materials Incorporated	45,952	4,057,102
Broadcom Incorporated	19,685	9,254,312
Enphase Energy Incorporated †	9,158	2,811,506
KLA Corporation	11,331	3,585,695
Lam Research Corporation	1,873	758,153
Micron Technology Incorporated	50,690	2,742,329
Monolithic Power Systems Incorporated	3,401	1,154,469
NVIDIA Corporation	64,973	8,769,406
Qualcomm Incorporated	53,357	6,277,985
		41,062,967
Software: 7.61%
Adobe Incorporated †	9,763	3,109,516
Cadence Design Systems Incorporated †	7,266	1,100,000
Fortinet Incorporated †	48,602	2,778,090
Microsoft Corporation	206,717	47,985,217
Oracle Corporation	38,194	2,981,806
Salesforce.com Incorporated †	24,123	3,922,159
Synopsys Incorporated †	14,711	4,303,703
		66,180,491
Technology hardware, storage & peripherals: 7.63%
Apple Incorporated	410,099	62,884,581
HP Incorporated	125,536	3,467,304
		66,351,885
Materials: 2.30%
Chemicals: 1.10%
Celanese Corporation Series A	19,769	1,900,196
LyondellBasell Industries NV Class A	51,287	3,920,891
Westlake Chemical Corporation	39,031	3,772,346
		9,593,433
Metals & mining: 0.91%
Alcoa Corporation	28,306	1,104,783
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  5

Portfolio of investments—October 31, 2022 (unaudited)

	Shares	Value
Metals & mining (continued)
Cleveland-Cliffs Incorporated †	148,911	$ 1,934,354
Reliance Steel & Aluminum Company	24,009	4,837,333
		7,876,470
Paper & forest products: 0.29%
Louisiana-Pacific Corporation	44,696	2,532,028
Real estate: 3.00%
Equity REITs: 3.00%
Alexandria Real Estate Equities Incorporated	27,057	3,931,382
CubeSmart	38,328	1,604,793
Extra Space Storage Incorporated	30,013	5,325,507
Gaming and Leisure Properties Incorporated	33,711	1,689,595
Prologis Incorporated	31,547	3,493,830
Public Storage Incorporated	8,667	2,684,603
SBA Communications Corporation	9,688	2,614,791
Simon Property Group Incorporated	17,908	1,951,614
Weyerhaeuser Company	89,577	2,770,617
		26,066,732
Utilities: 3.19%
Electric utilities: 0.70%
NextEra Energy Incorporated	48,147	3,731,393
The Southern Company	36,230	2,372,340
		6,103,733
Gas utilities: 0.65%
National Fuel Gas Company	83,130	5,610,444
Independent power & renewable electricity producers: 0.66%
AES Corporation	219,088	5,731,338
Multi-utilities: 1.18%
DTE Energy Company	45,070	5,052,798
Sempra Energy	34,535	5,212,713
		10,265,511
Total Common stocks (Cost $517,659,340)		852,954,961

		Yield
Short-term investments: 1.82%
Investment companies: 1.82%
Allspring Government Money Market Fund Select Class ♠∞		2.94%	15,843,748	15,843,748
Total Short-term investments (Cost $15,843,748)				15,843,748
Total investments in securities (Cost $533,503,088)	99.92%			868,798,709
Other assets and liabilities, net	0.08			706,714
Total net assets	100.00%			$869,505,423

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

6  |  Allspring Disciplined U.S. Core Fund

Portfolio of investments—October 31, 2022 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,984,426	$33,163,377	$(26,304,055)	$0	$0	$15,843,748	15,843,748	$87,439
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	79	12-16-2022	$14,834,390	$15,337,850	$503,460	$0
See accompanying notes to portfolio of investments

Allspring Disciplined U.S. Core Fund  |  7

Notes to portfolio of investments—October 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

8  |  Allspring Disciplined U.S. Core Fund

Notes to portfolio of investments—October 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$59,953,555	$0	$0	$59,953,555
Consumer discretionary	90,367,077	0	0	90,367,077
Consumer staples	57,424,592	0	0	57,424,592
Energy	46,492,771	0	0	46,492,771
Financials	95,991,314	0	0	95,991,314
Health care	130,825,755	0	0	130,825,755
Industrials	69,590,096	0	0	69,590,096
Information technology	228,530,112	0	0	228,530,112
Materials	20,001,931	0	0	20,001,931
Real estate	26,066,732	0	0	26,066,732
Utilities	27,711,026	0	0	27,711,026
Short-term investments
Investment companies	15,843,748	0	0	15,843,748
	868,798,709	0	0	868,798,709
Futures contracts	503,460	0	0	503,460
Total assets	$869,302,169	$0	$0	$869,302,169
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended October 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Disciplined U.S. Core Fund  |  9